Accrued Liabilities	9 Months Ended
Sep. 30, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities

6. Accrued Liabilities

Accrued liabilities included in other current liabilities as of December 31, 2009, 2010 and September 30, 2011 consist of the following (in thousands):

	As of December 31,		As of September 30, 2011
	2009	2010
			(unaudited)
Current portion of Tax Receivable Agreement	$—	$—	$32,977
Federal excise and other passenger taxes and fees payable	15,592	19,035	17,631
Salaries and wages	12,561	14,842	14,134
Aircraft maintenance	7,001	10,909	9.391
Airport expenses	7,559	9,523	8,709
Interest	5,200	6,885	1,475
Aircraft and facility rent	3,508	4,455	5,614
Restructuring	173	549	319
Other	7,228	6,843	7,697

Accrued liabilities	$58,822	$73,041	$97,947

During 2010, based on new information that became available to the Company, a liability previously recorded was reduced by $1.0 million resulting in recognition of $0.7 million within other operating and $0.3 million within salaries, wages, and benefits expenses in the statement of operations.